Income Taxes - Schedule of Net Operating Loss Carryforwards (Details)	Mar. 31, 2026 USD ($)
Schedule of Net Operating Loss [Line Items]
Total	$ 12,797,421
2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	146,286
2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	514,331
2028 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,592,564
2029 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,689,118
2030 [Member]
Schedule of Net Operating Loss [Line Items]
Total	7,480,918
2031 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 1,374,204